UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc. - Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
California AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
34	Notes to Financial Statements
43	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
California AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund covering the six-month period from June 1, 2010, through November 30, 2010.

Municipal bonds delivered respectable returns during the reporting period, despite periodic bouts of volatility — most notably as we write this Letter — stemming from economic uncertainty and year-end technical factors which affect the municipal bond markets. Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Stubbornly high levels of unemployment, lower revenue streams and persistent weakness in housing markets continue to weigh on domestic economic activity, putting pressure on the fiscal conditions of many state and local governments. Yet, municipal bond prices were supported by positive supply-and-demand dynamics and robust demand from investors seeking alternatives to low-yielding money market funds.

We are cautiously optimistic regarding economic and market prospects in 2011. A weaker U.S. dollar is likely to support exports and limit imports and residential construction appears set to begin recovering from depressed levels. However, some state and local municipalities continue to face budget shortfalls as a result of the current subpar economic recovery. So is your portfolio positioned accordingly? Talk with your financial advisor, who can help you evaluate your portfolio investments given these recent market events to help meet, and possibly adjust, your individual tax-exempt investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Jeffrey B. Burger and James Welch, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, B, C, I and Z shares achieved total returns of –0.03%, –0.32%, –0.36%, 0.09% and 0.08%, respectively.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.11% for the same period.2

Municipal bonds encountered heightened volatility over the reporting period’s second half in anticipation of changing supply-and-demand dynamics. However, bouts of market weakness were not enough to fully offset the benefits of an earlier rally.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Market Reversed Course as Technical Influences Changed

The U.S. economic rebound persisted during the reporting period, but the pace of recovery remained slower than historical averages. Early in the reporting period, investors continued to digest recent economic developments, including a sovereign debt crisis in Europe and high unemployment in the United States. California in particular has struggled with fiscal pressures in the aftermath of the recession, experiencing significant deterioration of its finances. In this environment, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed later announced its intention to stimulate credit markets with a new round of quantitative easing through massive purchases of U.S.Treasury securities.

Municipal bonds encountered heightened volatility when market dynamics began to change in the late summer. Supply-and-demand dynamics had been favorable as the federally subsidized Build America Bonds program shifted a substantial portion of new issuance to the taxable bond market, but it became clearer in the fall that the program probably would be allowed to expire at the end of the calendar year. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities in 2011. By the end of November, the market had given back all of the reporting period’s previous gains.

Quality Bias Dampened Relative Returns

Although the fund attempted to maintain a generally market-neutral duration posture, the enhanced sensitivity of some of the fund’s holdings to changing interest rates — the result of their structural characteristics — detracted from the fund’s relative performance overall. The fund received more positive results from its emphasis on bonds with intermediate-term maturities, where yield differences were relatively steep.

The fund also lagged market averages due to its bias toward high-quality bonds at a time when lower-rated securities fared better.We focused mainly on investment-grade bonds backed by dedicated revenues, including those from hospitals and essential municipal services such as water and sewer facilities.While these traditionally defensive securities helped cushion periodic market declines, they provided less robust income returns than their lower-rated counterparts.

Weathering a Period of Transition

While we expect the U.S. economic recovery to persist, recent municipal bond market behavior suggests that we may see heightened volatility during the transition to a more robust supply of newly issued bonds in 2011. In addition, we believe that many states and municipalities, including California, will continue to struggle with budget pressures.Therefore, we expect the municipal bond market to begin responding more to fundamental factors than to technical influences.

To reduce the risks of interest-rate volatility over the near term, we recently have taken steps to move the fund’s structural characteristics closer to those of the benchmark. We are more optimistic over the longer term. Demand for municipal bonds seems likely to stay robust as investors respond to higher state taxes and possible federal income tax increases down the road.

December 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Z (which is closed to new investors) are not subject to any initial or deferred sales charges. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.61	$ 7.36	$ 8.56	$ 3.31	$ 3.56
Ending value (after expenses)	$999.70	$996.80	$996.40	$1,000.90	$1,000.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.66	$ 7.44	$ 8.64	$ 3.35	$ 3.60
Ending value (after expenses)	$1,020.46	$1,017.70	$1,016.50	$1,021.76	$1,021.51

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.47% for Class B, 1.71% for
Class C, .66% for Class I and .71% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)
California—91.0%
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue
(Sansum-Santa Barbara
Medical Foundation Clinic)	5.50	4/1/21	3,500,000	3,532,445
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.38	3/1/21	4,000,000	4,060,960
Alameda Corridor Transportation
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/16	2,000,000	2,013,600
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	19,043,359
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	15,076,800
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	11,720,000	12,159,148
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,524,847
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	10,987,100
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	15,058,800
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,660,740
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	33,153,000
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	10,117,700
California,
GO (Various Purpose)	5.50	3/1/40	20,000,000	20,062,800
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000	8,532,815
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,301,075

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000	8,039,775
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000	12,357,132
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000 [a]	236,828
California Educational Facilities
Authority, Revenue
(Pooled College and
University Projects)	5.63	6/30/23	135,000	164,460
California Educational Facilities
Authority, Revenue
(Pooled College and
University Projects)	5.63	7/1/23	210,000	172,026
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	14,125,000	13,455,475
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000	9,930,445
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	894,751
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,021,280
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,965,827
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	9,500,000	9,230,770
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,309,120

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,513,448
California Health Facilities
Financing Authority, Revenue
(Sutter Health)
(Insured; National
Public Finance Guarantee Corp.)	5.35	8/15/28	2,290,000	2,294,053
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	15,592,870
California Infrastructure and
Economic Development
Bank, Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	22,201,344
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,001,460
California Infrastructure and
Economic Development
Bank, Revenue
(The J. Paul Getty Trust)	4.00	12/1/11	2,380,000	2,458,611
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	6,363,292
California Pollution Control
Financing Authority, PCR
(San Diego Gas and Electric
Company) (Insured;
National Public Finance
Guarantee Corp.)	5.90	6/1/14	10,000,000	11,326,800
California Pollution Control
Financing Authority,
Revenue (San Jose Water
Company Project)	5.10	6/1/40	5,500,000	5,421,570
California Pollution Control
Financing Authority,
Water Facilities Revenue
(American Water Capital
Corporation Project)	5.25	8/1/40	7,500,000 [b]	7,173,900

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
National Public Finance
Guarantee Corp.)	6.50	9/1/17	13,000,000	14,368,640
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,761,564
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,395,750
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000 [a]	5,734,312
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000	2,599,532
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,146,500
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	10,485,000	10,802,276
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	17,885,000
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000	6,768,346
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,168,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority,
Insured Revenue (Saint Joseph
Health System) (Insured;
National Public Finance
Guarantee Corp.)	5.13	7/1/24	5,000,000	5,127,650
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	3,796,125
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	11,234,585
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.25	7/1/24	8,205,000	7,740,105
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.25	7/1/35	10,770,000	9,316,912
California Statewide Communities
Development Authority,
Revenue (Inland Regional
Center Project)	5.25	12/1/27	9,000,000	8,331,840
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,567,500
California Statewide Communities
Development Authority,
Revenue (Saint Ignatius
College Preparatory)
(Insured; AMBAC)	5.00	6/1/32	5,635,000	5,299,154
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,422,520

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000		2,489,965
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000		15,667,046
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000		14,477,305
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	10,000,000		9,247,700
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000		4,445,235
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2,
Special Tax Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,639,368
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/24	2,075,000		2,103,262
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,080,750
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[c]	1,640,700
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/32	10,000,000	[c]	2,374,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Chino Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/30	10,000,000	10,206,500
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000 [d]	13,170,480
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000	13,346,453
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	11,325,000	11,325,793
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	13,549,806
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	11,066,323
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	5.75	1/15/40	1,745,000	1,604,510
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000	4,570,930
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000	1,939,160
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,560,900
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000	1,666,505

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		20,374,370
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000		7,423,900
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	14,770,000	[a]	16,847,844
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	2,665,950
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	2,605,923
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	2,510,069
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	1,283,145
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	[a]	9,973,080
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000	[a]	1,291,838
Los Angeles,
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/32	5,050,000		5,085,350
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	7,800,000		7,683,390

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		16,689,996
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		24,859,750
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		28,191,510
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,492,720
Metropolitan Water District of
Southern California,
Water Revenue	5.00	1/1/39	5,000,000		5,159,150
Midpeninsula Regional Open Space
District Financing
Authority, Revenue
(Insured; AMBAC)	0.00	9/1/15	2,825,000	[c]	2,594,734
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	2,769,872
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,869,875
Northern California Power Agency,
Revenue (Hydroelectric
Project Number 1)
(Insured; AMBAC) (Prerefunded)	7.00	1/1/16	670,000	[a]	851,865
Northern California Power Agency,
Revenue (Hydroelectric
Project Number 1)
(Insured; AMBAC) (Prerefunded)	7.50	7/1/21	375,000	[a]	502,268
Northern California Power Agency,
Revenue (Hydroelectric
Project Number 1)
(Insured; National Public
Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,347,592

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Oakland Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	14,775,000	15,041,984
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,091,400
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	5,641,020
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,029,850
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000	2,877,840
Rancho California Water District
Financing Authority, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/28	8,965,000	9,179,443
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/25	7,485,000	7,493,608
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000 [a]	12,106,935
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,302,859
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000	5,232,062
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000	6,063,107
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000	4,893,950

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	10,845,000	11,184,774
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	5,360,000	5,764,251
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000	6,596,800
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,070,595
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	8,275,587
San Diego County Regional Airport
Authority, Revenue	5.00	7/1/34	6,000,000	5,909,880
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	8,045,000	8,396,406
San Diego Public Facilities
Financing Authority,
Water Revenue	5.25	8/1/28	6,000,000	6,390,480
San Diego Public Facilities
Financing Authority,
Water Revenue	5.13	8/1/29	6,470,000	6,778,554
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000	1,632,816
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 32F)
(Insured; National Public Finance
Guarantee Corp.)	5.00	5/1/21	1,000,000	1,058,450

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000		4,192,440
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	11,000,000		11,669,680
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,163,986
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[c]	293,740
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[c]	260,640
Santa Rosa,
Wastewater Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	9/1/24	5,110,000		5,432,032
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000		2,814,901
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School
District, GO Bond) (Insured;
Assured Guaranty Municipal Corp.)	5.00	8/1/27	6,500,000		6,804,460
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,035,297
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		6,112,580

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000	3,272,435
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000	2,306,288
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/30	2,250,000	2,314,643
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000	12,253,816
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000	14,432,190
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	15,249,800
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,940,000	1,735,039
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000	2,844,300
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	446,285
Tuolumne Wind Project
Authority, Revenue (Tuolumne
Company Project)	5.63	1/1/29	8,000,000	8,545,360
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000	5,898,298
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000	8,456,655

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		10,750,000
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		8,926,240
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		11,147,300
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/17	5,490,000		6,182,179
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/22	11,325,000		12,607,217
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[c]	590,320
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	1,090,000	[a]	1,185,658
U.S. Related—7.2%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,891,182
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,035,720
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		6,025,746
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,097,850
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	8,000,000		7,916,640
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		10,159,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.25	7/1/16	3,000,000	3,457,920
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,750,000	4,990,350
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	10,513,650
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,623,675
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,022,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	4,887,720
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	7,924,575
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	9,853,900
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	2,840,000	3,521,259
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/25	5,000,000	4,984,100
Total Long-Term Municipal Investments
(cost $1,213,880,645)				1,235,967,486

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.5%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.24	12/1/10	5,200,000	[e]	5,200,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System
and Citibank NA)	0.28	12/1/10	1,300,000	[e]	1,300,000
Total Short-Term Municipal Investments
(cost $6,500,000)					6,500,000

Total Investments (cost $1,220,380,645)			98.7%		1,242,467,486

Cash and Receivables (Net)			1.3%		16,238,588

Net Assets			100.0%		1,258,706,074

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, this security had a market value of $7,173,900 or 0.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	17.6
AA		Aa		AA	34.3
A		A		A	31.7
BBB		Baa		BBB	14.0
F1		MIG1/P1		SP1/A1	.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	1.9
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,220,380,645	1,242,467,486
Cash		8,833,665
Interest receivable		18,919,898
Receivable for shares of Common Stock subscribed		415,885
Prepaid expenses		39,471
		1,270,676,405
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		756,881
Payable for investment securities purchased		10,094,500
Payable for shares of Common Stock redeemed		992,066
Accrued expenses		126,884
		11,970,331
Net Assets ($)		1,258,706,074
Composition of Net Assets ($):
Paid-in capital		1,254,534,302
Accumulated undistributed investmnet income—net		146,207
Accumulated net realized gain (loss) on investments		(18,061,276)
Accumulated net unrealized appreciation
(depreciation) on investments		22,086,841
Net Assets ($)		1,258,706,074

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	120,210,125	736,680	10,329,544	41,008,857	1,086,420,868
Shares Outstanding	8,439,459	51,726	725,468	2,880,954	76,284,775
Net Asset Value
Per Share ($)	14.24	14.24	14.24	14.23	14.24

See notes to financial statements.

TheFund 25

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	31,717,133
Expenses:
Management fee—Note 3(a)	3,992,771
Shareholder servicing costs—Note 3(c)	624,966
Directors’ fees and expenses—Note 3(d)	62,449
Custodian fees—Note 3(c)	43,361
Registration fees	36,466
Professional fees	46,578
Distribution fees—Note 3(b)	40,557
Prospectus and shareholders’ reports	15,927
Loan commitment fees—Note 2	786
Miscellaneous	32,379
Total Expenses	4,896,240
Less—reduction in fees due to earnings credits—Note 3(c)	(810)
Net Expenses	4,895,430
Investment Income—Net	26,821,703
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,950,868
Net unrealized appreciation (depreciation) on investments	(30,582,177)
Net Realized and Unrealized Gain (Loss) on Investments	(23,631,309)
Net Increase in Net Assets Resulting from Operations	3,190,394
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010[a]
Operations ($):
Investment income—net	26,821,703	55,789,602
Net realized gain (loss) on investments	6,950,868	(16,672,613)
Net unrealized appreciation
(depreciation) on investments	(30,582,177)	69,698,995
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,190,394	108,815,984
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,385,884)	(4,771,285)
Class B Shares	(14,049)	(38,623)
Class C Shares	(154,667)	(264,949)
Class I Shares	(579,148)	(276,304)
Class Z Shares	(23,541,748)	(50,157,461)
Total Dividends	(26,675,496)	(55,508,622)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,016,760	32,361,154
Class B Shares	151	25,697
Class C Shares	1,629,913	3,509,430
Class I Shares	27,886,338	19,883,394
Class Z Shares	17,620,056	51,875,811
Dividends reinvested:
Class A Shares	1,602,984	3,417,236
Class B Shares	8,828	27,612
Class C Shares	95,286	182,954
Class I Shares	158,496	75,810
Class Z Shares	16,384,562	35,416,916
Cost of shares redeemed:
Class A Shares	(15,085,823)	(35,278,189)
Class B Shares	(173,606)	(640,694)
Class C Shares	(847,183)	(1,636,028)
Class I Shares	(3,239,587)	(4,607,244)
Class Z Shares	(122,429,601)	(140,530,807)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(63,372,426)	(35,916,948)
Total Increase (Decrease) in Net Assets	(86,857,528)	17,390,414
Net Assets ($):
Beginning of Period	1,345,563,602	1,328,173,188
End of Period	1,258,706,074	1,345,563,602
Undistributed investment income—net	146,207	—

TheFund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010[a]
Capital Share Transactions:
Class Aa
Shares sold	888,258	2,275,545
Shares issued for dividends reinvested	109,603	239,862
Shares redeemed	(1,033,468)	(2,477,491)
Net Increase (Decrease) in Shares Outstanding	(35,607)	37,916
Class Ba
Shares sold	11	1,838
Shares issued for dividends reinvested	603	1,943
Shares redeemed	(11,797)	(45,575)
Net Increase (Decrease) in Shares Outstanding	(11,183)	(41,794)
Class C
Shares sold	111,684	245,886
Shares issued for dividends reinvested	6,521	12,824
Shares redeemed	(57,844)	(115,007)
Net Increase (Decrease) in Shares Outstanding	60,361	143,703
Class I
Shares sold	1,884,860	1,391,676
Shares issued for dividends reinvested	10,855	5,269
Shares redeemed	(223,914)	(328,089)
Net Increase (Decrease) in Shares Outstanding	1,671,801	1,068,856
Class Z
Shares sold	1,207,137	3,650,671
Shares issued for dividends reinvested	1,120,618	2,486,133
Shares redeemed	(8,317,626)	(9,892,804)
Net Increase (Decrease) in Shares Outstanding	(5,989,871)	(3,756,000)

a During the period ended November 30, 2010, 7,363 Class B shares representing $108,569 were automatically converted to 7,363 Class A shares and during the period ended May 31, 2010, 15,923 Class B shares representing
$221,753 were automatically converted to 15,923 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.52	13.95	14.40	14.72	14.62	15.00
Investment Operations:
Investment income—net[a]	.28	.57	.57	.57	.57	.58
Net realized and unrealized
gain (loss) on investments	(.28)	.57	(.45)	(.32)	.11	(.37)
Total from Investment Operations	—	1.14	.12	.25	.68	.21
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.57)	(.57)	(.57)	(.58)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.01)
Total Distributions	(.28)	(.57)	(.57)	(.57)	(.58)	(.59)
Net asset value, end of period	14.24	14.52	13.95	14.40	14.72	14.62
Total Return (%)[b]	(.03)[c]	8.30	1.00	1.78	4.75	1.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[d]	.92	.96	1.02	1.06	1.04
Ratio of net expenses
to average net assets	.92[d]	.92	.95	1.02	1.05	1.01
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	.02	.10	.13	.10
Ratio of net investment income
to average net assets	3.84[d]	3.99	4.18	3.96	3.87	3.90
Portfolio Turnover Rate	10.59[c]	22.39	16.57	43.66	43.68	35.92
Net Assets, end of period
($ x 1,000)	120,210	123,053	117,685	111,504	95,698	81,579

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

TheFund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2010			Year Ended May 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.52	13.95	14.40	14.72	14.62	15.00
Investment Operations:
Investment income—net[a]	.24	.48	.48	.49	.49	.50
Net realized and unrealized
gain (loss) on investments	(.28)	.57	(.43)	(.32)	.12	(.37)
Total from Investment Operations	(.04)	1.05	.05	.17	.61	.13
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.50)	(.49)	(.50)	(.50)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.01)
Total Distributions	(.24)	(.48)	(.50)	(.49)	(.51)	(.51)
Net asset value, end of period	14.24	14.52	13.95	14.40	14.72	14.62
Total Return (%)[b]	(.32)[c]	7.65	.46	1.22	4.20	.93
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[d]	1.52	1.52	1.58	1.58	1.56
Ratio of net expenses
to average net assets	1.47[d]	1.52	1.52	1.57	1.58	1.51
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	.02	.10	.13	.10
Ratio of net investment income
to average net assets	3.28[d]	3.41	3.62	3.40	3.35	3.39
Portfolio Turnover Rate	10.59[c]	22.39	16.57	43.66	43.68	35.92
Net Assets, end of period
($ x 1,000)	737	913	1,460	3,097	5,411	6,626

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.51	13.95	14.40	14.72	14.62	15.00
Investment Operations:
Investment income—net[a]	.22	.45	.46	.46	.46	.46
Net realized and unrealized
gain (loss) on investments	(.27)	.56	(.45)	(.32)	.11	(.37)
Total from Investment Operations	(.05)	1.01	.01	.14	.57	.09
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.46)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.01)
Total Distributions	(.22)	(.45)	(.46)	(.46)	(.47)	(.47)
Net asset value, end of period	14.24	14.51	13.95	14.40	14.72	14.62
Total Return (%)[b]	(.36)[c]	7.36	.22	1.00	3.95	.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[d]	1.72	1.73	1.79	1.82	1.80
Ratio of net expenses
to average net assets	1.71[d]	1.72	1.73	1.79	1.81	1.87
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	.02	.10	.13	.10
Ratio of net investment income
to average net assets	3.04[d]	3.18	3.39	3.18	3.10	3.13
Portfolio Turnover Rate	10.59[c]	22.39	16.57	43.66	43.68	35.92
Net Assets, end of period
($ x 1,000)	10,330	9,653	7,272	5,767	4,451	3,054

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized

See notes to financial statements.

TheFund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2010	Year Ended May 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.51	13.94	12.60
Investment Operations:
Investment income—net[b]	.29	.59	.24
Net realized and unrealized
gain (loss) on investments	(.27)	.58	1.38
Total from Investment Operations	.02	1.17	1.62
Distributions:
Dividends from investment income—net	(.30)	(.60)	(.28)
Net asset value, end of period	14.23	14.51	13.94
Total Return (%)	.09[c]	8.57	12.97[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[d]	.68	.70[d]
Ratio of net expenses to average net assets	.66[d]	.67	.70[d]
Ratio of interest and expense related to
floating rate notes issued to average net assets	—	—	—[e]
Ratio of net investment income to average net assets	4.10[d]	4.20	4.33[d]
Portfolio Turnover Rate	10.59[c]	22.39	16.57
Net Assets, end of period ($ x 1,000)	41,009	17,546	1,956

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	There were no floating rate notes outstanding during the class’ period of operations.

See notes to financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
Class Z Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	14.52	13.95	14.40	14.71	14.61	15.00
Investment Operations:
Investment income—net[a]	.30	.60	.60	.61	.61	.61
Net realized and unrealized
gain (loss) on investments	(.28)	.57	(.45)	(.31)	.11	(.38)
Total from
Investment Operations	.02	1.17	.15	.30	.72	.23
Distributions:
Dividends from
investment income—net	(.30)	(.60)	(.60)	(.61)	(.61)	(.61)
Dividends from net realized
gain on investments	—	—	—	—	(.01)	(.01)
Total Distributions	(.30)	(.60)	(.60)	(.61)	(.62)	(.62)
Net asset value,
end of period	14.24	14.52	13.95	14.40	14.71	14.61
Total Return (%)	.08[b]	8.52	1.22	2.08	4.97	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.71	.74	.81	.84	.81
Ratio of net expenses
to average net assets	.71[c]	.71	.74	.80	.83	.81
Ratio of interest and
expense related to
floating rate notes
issued to average net assets	—	—	.02	.10	.13	.10
Ratio of net investment
income to average
net assets	4.06[c]	4.21	4.39	4.19	4.09	4.10
Portfolio Turnover Rate	10.59[b]	22.39	16.57	43.66	43.68	35.92
Net Assets, end of period
($ x 1,000)	1,086,421	1,194,389	1,199,800	1,313,697	1,125,008	1,155,038

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

TheFund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

TheFund 35

NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,242,467,486	—	1,242,467,486

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

TheFund 37

NOTES TO FINANCIAL STATEMENTS (continued)

monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $24,624,833 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $5,001,471 of the carryover expires in fiscal 2011, $187,278 expires in fiscal 2014, $3,616,725 expires in fiscal 2016 and $15,819,359 expires in fiscal 2018. Based on certain provisions in the Code, some of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: tax exempt income $55,373,408 and ordinary income $135,214.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2010, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2010, the Distributor retained $1,809 from commissions earned on sales of the fund’s Class A shares and $2,525 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the

TheFund 39

NOTES TO FINANCIAL STATEMENTS (continued)

value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class B and Class C shares were charged $2,159 and $38,398, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A, Class B and Class C shares were charged $156,277, $1,080 and $12,799, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2010, Class Z shares were charged $202,725 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $137,337 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $14,395 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $810.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $43,361 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $630,745, Rule 12b-1 distribution plan fees $6,677, shareholder services plan fees $17,264, custodian fees $26,846, chief compliance officer fees $1,152 and transfer agency per account fees $74,197.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

TheFund 41

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $137,868,502 and $212,965,549, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010 accumulated net unrealized appreciation on investments was $22,086,841, consisting of $42,359,108 gross unrealized appreciation and $20,272,267 gross unrealized depreciation.

At November 30, 2010, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return and yield performance variously was at, above, or below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and the Board noted that the fund’s return was higher in eight of the ten calendar years.

The Board received a presentation from the fund’s portfolio manager regarding the fund’s transition in 2009 from a generally lower average credit quality portfolio to a generally higher average credit quality portfolio and the impact that the timing of this transition has had on relative performance.The Board noted, as it had in prior meetings, that while this transition may have been implemented too soon in retrospect, the Board expressed its support for pursuing this strategy in the current volatile environment for municipal bonds generally.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Representatives of Dreyfus noted that there were no funds in the same Lipper category as the fund managed by Dreyfus or its affiliates, or separate accounts and/or other types of client portfolios managed by Dreyfus or Standish, considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having

TheFund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

-          Dreyfus California AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6